Share Based Payments (Details)	12 Months Ended
Jun. 30, 2025 BRL (R$)
Share Based Payments [Line Items]
Percentage of shares issued	2.00%
Depending on valid year	3 years
Provisions plan cost	R$ 3,192,000
Terminated plans remaining amount	1,976,000
Outstanding balance	1,216,000
Bottom of range [Member]
Share Based Payments [Line Items]
Fair value of benefit estimated amount	13,340
Top of range [Member]
Share Based Payments [Line Items]
Fair value of benefit estimated amount	R$ 15,940